Mortgage Loans (Tables)	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Mortgage Loans [Abstract]
Schedule of Long-Term Liabilities	Long-term liabilities consisted of the following as of March 31, 2024 and December 31, 2023:
	March 31,	December 31,
	2024	2023
Mortgage note with a bank. The note bears interest at a rate of 7.5% and provides for monthly interest payments. The note matures on January 1, 2053 at which time there is a balloon payment of remaining principal and interest due, and is secured by the property as well as guaranteed by a shareholder of the Company.	$-	$247,000
Long-term liabilities consisted of the following as of December 31, 2023, April 30, 2023, and April 30, 2022:
	October 31,	April 30,	April 30,
	2023	2023	2022
Mortgage note with a bank. The note bears interest at a rate of 7.5% and provides for monthly interest payments. The note matures on January 1, 2053 at which time there is a balloon payment of remaining principal and interest due, and is secured by the property as well as guaranteed by a shareholder of the Company.	$247,000	$247,000	-